Segment Information Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Asset impairments and other non-cash charges	$ (181)		$ (23)		$ (32)
Business realignment costs	(21)		(35)		(15)
Integration costs	(10)		(12)		(19)
Net income from discontinued operations	0		0		2
Other	(37)		(42)		(22)
Total adjustments	(249)		(112)		(86)
Loss on extinguishment of debt	(6)		0		0
Interest expense, net	(303)		(263)		(262)
Income tax (expense) benefit	(349)		384		(3)
Depreciation and amortization	(148)		(153)		(167)
Net income	(633)		346		117
Net Income (Loss) Attributable to Noncontrolling Interest	(1)		0		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(634)		346		117
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	258	[1]	337	[1]	506	[1]
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	231	[2]	201	[2]	180	[2]
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ (67)		$ (48)		$ (51)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $16, $18 and $16 for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, $1 and less than $1 for the years ended December 31, 2013, 2012 and 2011, respectively.